Credit from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2017
Credit from Banks and Others [Abstract]
Composition of credit from banks and others
		Weighted average interest rate
		December 31	December 31
		(*2017	2017	2016
	Denomination	%	NIS in millions
Credit from banks:	Unlinked NIS	2.6	67	114
	C$	-	-	45
		€0.3	1	27
	Norwegian Krone	0.8	2	14
Credit from other financial institutions:		€2.5	220	152
	Swedish Krona	1.1	148	423
	Norwegian Krone	1.2	147	-
Total short-term credit			585	775

*) Variable interest.